Current And Non-Current Payables	12 Months Ended
Dec. 31, 2020
Trade And Other Payables [Abstract]
Current And Non-Current Payables

24. CURRENT AND NON-CURRENT PAYABLES

The detail of Trade and Other Current Payables as of December 31, 2020 and 2019 is as follows:

	Current		Non-Current
	12-31-2020	12-31-2019	12-31-2020	12-31-2019
Trade and Other Payables	ThUS$	ThUS$	ThUS$	ThUS$
Trade payables
Energy suppliers	1,323,617	1,133,816	100,517	156,230
Fuel and gas suppliers	24,621	26,936	—	—
Payables for goods and services	1,071,248	960,395	3,155	4,410
Payables for assets acquisitions	49,332	17,051	10,990	10,868
Subtotal	2,468,818	2,138,198	114,662	171,508

Other payables
Dividends payable to third parties	145,875	255,632	—	—
Payables to CAMMESA (1) (3)	337,317	131,866	27,475	51,430
Penalties and complaints (2) (3)	18,817	31,325	56,013	93,464
Research and development obligations	154,595	124,753	40,925	102,762
Taxes payables other than income tax	40,916	196,309	672	1,441
Accounts payables to employees	154,269	158,143	1,136	997
PIS/COFINS on VAT (payable to consumers) (4)	211,611	169,405	1,474,165	1,420,320
Regulatory Liabilities Brazilian Subsidiaries (5)	418,680	432,625	186,946	218,182
Agreement Enel Distribución Sao Paulo with Eletrobras (6)	68,501	85,219	134,925	253,108
Other payables	74,177	196,570	24,556	22,785
Subtotal	1,624,758	1,781,847	1,946,813	2,164,489

Total Trade and Other Payables	4,093,576	3,920,045	2,061,475	2,335,997

Note 22.4 for the description of the liquidity risk management policy.

  (1) As of December 31, 2020, the balance includes ThUS$320,918 from our subsidiary Edesur related to the payables for energy purchases from CAMMESA (ThUS$115,067 as of December 31, 2019). In addition, it included a total amount of ThUS$ 43,874  (ThUS$68,229 as of December 31, 2019) related to the agreements signed with CAMMESA for (i) financing the functional operational needs of the power generating plant of our subsidiary Enel Generación Costanera, (ii) financing the maintenance needs of the turbosteam generators in our subsidiary Dock Sud, and (iii) financing the Extraordinary Investment Plan our subsidiary Edesur.

  (2) Correspond mainly to fines and complaints for the current and previous years, that our subsidiary Edesur S.A. has received from the regulating entity due to commercial service quality, quality of the technical product and public road safety. These fines have not been paid, since some are suspended by the Agreement Declaration signed in 2007 with the Argentine government. The value of these fines is updated in line with the changes in Distribution Added Value due to the tariff adjustments. As of December 31, 2020, ThUS$ 38,007 (ThUS$ 78,308 as of December 31, 2019) is included as a result of the application of ENRE Resolution No. 1/2016.

  (3) On June 14, 2019, the Extraordinary Shareholders’ Meeting of Edesur ratified the agreement reached with the Government Secretariat of Energy (acting on behalf of the Argentine National State) in relation to the Regularization of Obligations. This agreement ended the outstanding reciprocal claims that arose in the 2006-2016 transition period. In this agreement, Edesur agreed to pay off remaining debts that arose in the above-mentioned transition period and committed to make investments in addition to those established in the Comprehensive Tariff Review for a total amount of ThUS$74,638 (approximately ARS 6,280 million). These expenses will be made over a maximum period of 5 years, and they are designed to contribute to the improvement, reliability and security of the service.

In turn, the Argentine National State agreed to assume Edesur’s obligations arising from debts related to loan agreements, energy purchases and corporate debts generated in the years 2017 and 2018, and it also committed to forgive sanctions payable to the Public Administration.

 (4) See Note 9, discussing the recoverable PIS/COFINS Taxes.

 (5) See Note 10(i).

 (6) This corresponds to an agreement between Enel Distribución Sao Paulo and Eletrobrás ending a lawsuit between both parties dating from 1986. These amounts were duly provisioned (see Notes 25).

The detail of trade payables, both up to date and past due as of December 31, 2020 and 2019 are presented in Appendix 3.